Borrowings	12 Months Ended
Mar. 31, 2022
Borrowings [Abstract]
Borrowings
11. Borrowings:
The following table presents short-term and long-term borrowings of Nomura as of March 31, 2021 and 2022.

	Millions of yen
	March 31
	2021	2022
Short-term borrowings (1) :
Commercial paper	¥460,014	¥131,915
Bank borrowings	294,052	205,857
Other	614,032	712,369

Total	¥1,368,098	¥1,050,141

Long-term borrowings:
Long-term borrowings from banks and other financial institutions (2)	¥2,878,676	¥3,196,144
Bonds and notes issued (3) :
Fixed-rate obligations:
Japanese yen denominated	583,148	765,412
Non-Japanese yen denominated	1,917,166	2,486,305
Floating-rate obligations:
Japanese yen denominated	876,844	917,362
Non-Japanese yen denominated	327,595	329,876
Index / Equity-linked obligations:
Japanese yen denominated	906,332	942,585
Non-Japanese yen denominated	361,916	350,672

	4,973,001	5,792,212

Subtotal	7,851,677	8,988,356

Trading balances of secured borrowings	123,335	269,950

Total	¥7,975,012	¥9,258,306

(1)	Includes secured borrowings of ¥55,569 million as of March 31, 2021 and ¥92,580 million as of March 31, 2022.
(2)	Includes secured borrowings of ¥118,106 million as of March 31, 2021 and ¥79,843 million as of March 31, 2022.
(3)	Includes secured borrowings of ¥788,618 million as of March 31, 2021 and ¥761,620 million as of March 31, 2022.
Trading balances of secured borrowings
These are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. These borrowings are part of Nomura’s trading activities intended to generate profits from the distribution of financial products secured by those financial assets.

Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2021	2022
Debt issued by the Company	¥3,003,810	¥3,679,955
Debt issued by subsidiaries—guaranteed by the Company	2,398,932	2,124,904
Debt issued by subsidiaries—not guaranteed by the Company (1)	2,572,270	3,453,447

Total	¥7,975,012	¥9,258,306

(1)	Includes trading balances of secured borrowings.
As of March 31, 2021, fixed-rate long-term borrowings mature between 2021 and 2067 at interest rates ranging from 0.00% to 24.40%. Excluding perpetual subordinated debts, floating-rate obligations, which are generally based on LIBOR, mature between 2021 and 2051 at interest rates ranging from 0.00% to 8.01%. Index / Equity-linked obligations mature between 2021 and 2051 at interest rates ranging from 0.00% to 43.80%
As of March 31, 2022, fixed-rate long-term borrowings mature between 2022 and 2067 at interest rates ranging from 0.00% to 30.09%. Excluding perpetual subordinated debts, floating-rate obligations, which are generally based on
T
IBOR
 and LIBOR
, mature between 2022 and 2051 at interest rates ranging from 0.00% to 7.74%. Index / Equity-linked obligations mature between 2022 and 2052 at interest rates ranging from 0.00% to 42.30%.
Certain borrowing agreements contain provisions whereby the borrowings are redeemable at the option of the borrower at specified dates prior to maturity and include various equity-linked or other index-linked instruments.
Nomura enters into swap agreements to manage its exposure to interest rates and foreign exchange rates. Principally, debt securities and notes issued are effectively converted to Tokyo OverNight Average rate and Secured Overnight Financing Rate-based floating rate obligations through such swap agreements. The carrying value of the long-term borrowings includes adjustments to reflect fair value hedges.
Following table presents the effective weighted-average interest rates of borrowings, including the effect of fair value hedges as of March 31, 2021 and 2022.

	March 31
	2021	2022
Short-term borrowings	0.58%	1.26%
Long-term borrowings	0.82%	1.09%
Fixed-rate obligations	0.96%	1.25%
Floating-rate obligations	0.88%	1.04%
Index / Equity-linked obligations	0.30%	0.79%

Maturities of long-term borrowings
The following table presents the aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2022:

Year ending March 31	Millions of yen
2023	¥456,663
2024	904,738
2025	1,180,692
2026	1,402,216
2027	870,856
2028 and thereafter	4,173,191

Subtotal	8,988,356

Trading balances of secured borrowings	269,950

Total	¥9,258,306

Borrowing facilities
As of March 31, 2021 and 2022, Nomura had unutilized borrowing facilities of ¥nil and ¥nil, respectively.
Subordinated borrowings
As of March 31, 2021 and 2022, subordinated borrowings were ¥354,500 million and ¥414,500 million, respectively.